Annual Fund Operating Expenses - CornerCap Fundametrics Large-Cap ETF - CornerCap Fundametrics Large-Cap ETF Class	Jul. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%